Note L - Commitments and Contingent Liabilities (Details Textual)	Dec. 31, 2018	Dec. 31, 2017	Mar. 22, 2007
Debt Instrument, Interest Rate, Stated Percentage	4.47%	3.27%	6.58%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.09%
Fixed Rate Commitments [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Long-term Debt, Term	15 years
Fixed Rate Commitments [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Long-term Debt, Term	30 years